Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
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C000121593
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class S
Account Value	$ 12,457	$ 12,410	$ 12,279	$ 12,285	$ 12,177	$ 12,199	$ 12,118	$ 12,075	$ 11,921	$ 11,854	$ 11,885	$ 11,807	$ 11,939	$ 11,822	$ 11,707	$ 11,577	$ 11,502	$ 11,412	$ 11,469	$ 11,404	$ 11,400	$ 11,369	$ 11,212	$ 11,041	$ 11,048	$ 11,084	$ 11,072	$ 11,036	$ 11,038	$ 11,063	$ 11,022	$ 10,944	$ 11,007	$ 10,894	$ 10,884	$ 10,813	$ 10,847	$ 10,976	$ 11,040	$ 11,005	$ 11,012	$ 10,994	$ 11,063	$ 11,097	$ 11,068	$ 11,078	$ 11,089	$ 11,093	$ 11,079	$ 11,079	$ 11,068	$ 11,051	$ 11,009	$ 10,995	$ 10,962	$ 10,951	$ 10,944	$ 10,917	$ 10,877	$ 10,824	$ 10,835	$ 10,824	$ 10,802	$ 10,771	$ 10,717	$ 10,685	$ 10,610	$ 10,738	$ 10,671	$ 10,603	$ 10,588	$ 10,574	$ 10,548	$ 10,541	$ 10,482	$ 10,473	$ 10,436	$ 10,427	$ 10,398	$ 10,349	$ 10,311	$ 10,282	$ 10,275	$ 10,257	$ 10,260	$ 10,245	$ 10,218	$ 10,200	$ 10,196	$ 10,181	$ 10,177	$ 10,174	$ 10,182	$ 10,190	$ 10,179	$ 10,178	$ 10,169	$ 10,169	$ 10,148	$ 10,148	$ 10,137	$ 10,116	$ 10,097	$ 10,089	$ 10,091	$ 10,073	$ 10,066	$ 10,090	$ 10,083	$ 10,078	$ 10,058	$ 10,041	$ 10,043	$ 10,024	$ 10,006	$ 9,990	$ 9,981	$ 9,994	$ 9,997	$ 9,989	$ 10,000
C000235257
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Quality Income Fund - Class Y
Account Value	$ 11,372	11,316	11,194	11,197	11,096	11,114	11,038	11,008	10,854	10,802	10,828	10,744	10,861	10,763	10,657	10,525	10,455	10,382	10,431	10,359	10,354	10,323	10,189	10,032	10,026	10,067	10,043	10,019	10,008	10,028	9,990	9,916	9,971	9,867	9,856	9,790	9,829	9,934	9,989	9,955	9,970	9,941
C000009601
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class S
Account Value	$ 12,698	12,264	12,099	12,218	12,165	12,219	12,312	12,566	12,403	12,379	12,566	12,349	12,484	12,293	12,231	12,135	11,868	11,831	11,949	11,922	11,808	11,756	11,507	10,861	11,030	11,365	11,561	11,542	11,379	11,369	11,394	11,309	11,533	11,195	11,189	10,751	10,867	11,296	11,460	11,186	11,561	11,413	11,889	12,360	12,462	12,845	12,804	12,670	12,682	12,795	12,815	12,739	12,684	12,594	12,466	12,384	12,531	12,440	12,334	12,118	12,138	12,133	12,165	11,912	11,698	11,353	11,679	12,320	12,158	11,960	11,941	11,913	11,909	11,965	11,793	11,712	11,673	11,560	11,488	11,315	11,239	11,170	11,138	11,037	11,133	11,187	11,192	11,171	11,167	11,056	11,081	11,030	11,024	11,092	10,982	10,931	10,843	10,796	10,782	10,710	10,700	10,547	10,454	10,412	10,346	10,301	10,165	10,614	10,717	10,776	10,756	10,751	10,564	10,489	10,416	10,334	10,336	10,236	10,121	10,018	10,000
C000229508
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Tax-Free Income Fund - Class Y
Account Value	$ 10,120	9,772	9,638	9,731	9,687	9,729	9,801	10,001	9,870	9,849	9,996	9,821	9,926	9,772	9,721	9,642	9,428	9,396	9,489	9,465	9,373	9,330	9,130	8,615	8,748	9,011	9,165	9,148	9,017	9,007	9,025	8,956	9,121	8,863	8,856	8,508	8,597	8,935	9,063	8,844	9,139	9,020	9,394	9,765	9,843	10,143	10,109	10,001	10,008	10,095	10,109	10,046
C000009602
Account Value [Line Items]
Line Graph and Table Measure Name	Sit Minnesota Tax-Free Income Fund
Account Value	$ 12,206	11,797	11,649	11,724	11,626	11,631	11,776	12,073	11,956	11,952	12,131	11,926	12,044	11,875	11,832	11,748	11,497	11,515	11,632	11,626	11,523	11,490	11,231	10,753	10,927	11,237	11,364	11,335	11,162	11,203	11,224	11,100	11,300	11,024	11,004	10,496	10,575	11,016	11,279	10,963	11,296	11,107	11,463	11,862	11,975	12,328	12,303	12,186	12,196	12,309	12,328	12,235	12,173	12,116	12,011	11,948	12,080	12,010	11,927	11,767	11,796	11,769	11,785	11,581	11,408	11,074	11,337	11,897	11,752	11,595	11,579	11,564	11,559	11,607	11,442	11,371	11,324	11,201	11,150	10,975	10,917	10,867	10,786	10,695	10,790	10,848	10,820	10,801	10,794	10,684	10,706	10,658	10,664	10,757	10,650	10,635	10,597	10,602	10,556	10,498	10,491	10,361	10,286	10,259	10,184	10,164	10,057	10,465	10,557	10,590	10,573	10,588	10,417	10,370	10,306	10,240	10,233	10,150	10,074	10,027	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,868	11,728	11,759	11,581	11,665	11,619	11,614	11,364	11,304	11,493	11,372	11,662	11,507	11,344	11,086	10,982	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,487	10,374	10,251	10,278	10,123	10,196	10,156	10,152	9,933	9,881	10,045	9,940	10,193	10,058	9,916	9,690	9,599	9,439	9,683	9,595	9,732	9,759	9,399	8,992	9,136	9,374	9,435	9,441	9,475	9,579	9,522	9,286	9,532	9,248	9,290	8,960	9,078	9,488	9,764	9,531	9,683	9,621
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,339	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,386	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,009	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,151	10,080	10,040	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	10,169	9,938	9,853	9,873	9,812	9,805	9,885	10,055	9,957	9,907	10,053	9,883	10,029	9,931	9,853	9,764	9,617	9,645	9,766	9,766	9,754	9,804	9,581	9,009	9,086	9,361	9,498	9,460	9,366	9,448	9,470	9,264	9,479	9,214	9,188	8,777	8,851	9,204	9,410	9,168	9,321	9,184	9,445	9,762	9,797	10,073	10,056	9,972	10,001	10,074	10,111	10,027
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,601	12,316	12,210	12,234	12,159	12,151	12,250	12,461	12,339	12,277	12,458	12,247	12,428	12,306	12,210	12,100	11,917	11,952	12,102	12,102	12,087	12,149	11,873	11,164	11,260	11,600	11,770	11,723	11,607	11,708	11,735	11,480	11,746	11,418	11,386	10,877	10,968	11,406	11,661	11,361	11,550	11,381	11,705	12,097	12,141	12,482	12,462	12,357	12,393	12,483	12,529	12,426	12,392	12,355	12,253	12,177	12,374	12,296	12,221	12,040	12,076	12,073	12,130	11,929	11,832	11,467	11,613	12,050	11,897	11,687	11,651	11,622	11,601	11,695	11,513	11,421	11,379	11,224	11,182	11,009	10,950	10,868	10,739	10,622	10,687	10,757	10,729	10,703	10,694	10,573	10,611	10,572	10,604	10,730	10,619	10,676	10,650	10,705	10,624	10,539	10,577	10,411	10,336	10,314	10,243	10,176	10,058	10,447	10,558	10,611	10,597	10,590	10,424	10,396	10,320	10,288	10,272	10,151	10,080	10,040	10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	12,113	12,073	11,968	11,971	11,894	11,910	11,820	11,766	11,684	11,631	11,607	11,568	11,634	11,538	11,433	11,299	11,237	11,156	11,193	11,148	11,189	11,146	11,014	10,888	10,854	10,859	10,820	10,775	10,819	10,852	10,815	10,660	10,740	10,655	10,634	10,547	10,561	10,691	10,775	10,719	10,795	10,729	10,787	10,935	10,983	11,062	11,079	11,088	11,125	11,134	11,134	11,115	11,132	11,119	11,110	11,115	11,119	11,115	11,105	11,094	11,092	11,091	11,087	11,066	11,044	11,007	10,938	10,904	10,816	10,756	10,730	10,731	10,693	10,699	10,613	10,620	10,561	10,488	10,464	10,396	10,380	10,340	10,260	10,230	10,219	10,226	10,191	10,185	10,184	10,146	10,157	10,141	10,150	10,177	10,174	10,196	10,198	10,211	10,190	10,164	10,168	10,151	10,133	10,127	10,111	10,092	10,085	10,127	10,131	10,120	10,131	10,129	10,068	10,075	10,061	10,025	10,016	9,964	9,977	9,997	10,000
Bloomberg 1 - 3 Year Government/Credit Index
Account Value [Line Items]
Account Value	11,229	11,192	11,095	11,097	11,027	11,041	10,958	10,908	10,832	10,783	10,760	10,724	10,785	10,696	10,599	10,475	10,417	10,342	10,376	10,335	10,373	10,333	10,211	10,093	10,062	10,066	10,031	9,989	10,030	10,061	10,026	9,882	9,957	9,877	9,858	9,778	9,790	9,911	9,989	9,937	10,007	9,946
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	12,124	12,066	11,966	11,864	11,757	11,647	11,707	11,776	11,675	11,601	11,688	11,601	11,722	11,641	11,493	11,376	11,258	11,331	11,424	11,438	11,431	11,467	11,294	10,883	10,899	11,084	11,159	11,125	11,047	11,155	11,206	10,998	11,216	10,994	10,944	10,645	10,668	10,976	11,165	10,966	11,000	10,831	11,012	11,278	11,323	11,604	11,589	11,566	11,600	11,653	11,660	11,584	11,582	11,581	11,529	11,478	11,603	11,565	11,523	11,452	11,476	11,457	11,462	11,330	11,272	10,960	10,973	11,290	11,223	11,088	11,054	11,031	10,975	11,069	11,006	10,916	10,856	10,740	10,737	10,663	10,611	10,516	10,414	10,332	10,352	10,410	10,413	10,373	10,345	10,243	10,283	10,287	10,317	10,342	10,294	10,412	10,415	10,487	10,421	10,345	10,389	10,288	10,217	10,214	10,132	10,027	9,977	10,252	10,298	10,338	10,338	10,300	10,210	10,231	10,181	10,221	10,182	10,066	10,046	10,056	10,000
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	10,468	10,418	10,332	10,244	10,151	10,056	10,108	10,167	10,080	10,016	10,091	10,016	10,121	10,051	9,923	9,822	9,720	9,783	9,864	9,876	9,869	9,901	9,752	9,396	9,410	9,570	9,635	9,605	9,538	9,631	9,675	9,495	9,684	9,492	9,449	9,191	9,211	9,477	9,640	9,468	9,497	9,351	9,508	9,737	9,776	10,019	10,006	9,986	10,015	10,061	10,067	10,002
Bloomberg 5-Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 12,124	$ 12,066	$ 11,966	$ 11,864	$ 11,757	$ 11,647	$ 11,707	$ 11,776	$ 11,675	$ 11,601	$ 11,688	$ 11,601	$ 11,722	$ 11,641	$ 11,493	$ 11,376	$ 11,258	$ 11,331	$ 11,424	$ 11,438	$ 11,431	$ 11,467	$ 11,294	$ 10,883	$ 10,899	$ 11,084	$ 11,159	$ 11,125	$ 11,047	$ 11,155	$ 11,206	$ 10,998	$ 11,216	$ 10,994	$ 10,944	$ 10,645	$ 10,668	$ 10,976	$ 11,165	$ 10,966	$ 11,000	$ 10,831	$ 11,012	$ 11,278	$ 11,323	$ 11,604	$ 11,589	$ 11,566	$ 11,600	$ 11,653	$ 11,660	$ 11,584	$ 11,582	$ 11,581	$ 11,529	$ 11,478	$ 11,603	$ 11,565	$ 11,523	$ 11,452	$ 11,476	$ 11,457	$ 11,462	$ 11,330	$ 11,272	$ 10,960	$ 10,973	$ 11,290	$ 11,223	$ 11,088	$ 11,054	$ 11,031	$ 10,975	$ 11,069	$ 11,006	$ 10,916	$ 10,856	$ 10,740	$ 10,737	$ 10,663	$ 10,611	$ 10,516	$ 10,414	$ 10,332	$ 10,352	$ 10,410	$ 10,413	$ 10,373	$ 10,345	$ 10,243	$ 10,283	$ 10,287	$ 10,317	$ 10,342	$ 10,294	$ 10,412	$ 10,415	$ 10,487	$ 10,421	$ 10,345	$ 10,389	$ 10,288	$ 10,217	$ 10,214	$ 10,132	$ 10,027	$ 9,977	$ 10,252	$ 10,298	$ 10,338	$ 10,338	$ 10,300	$ 10,210	$ 10,231	$ 10,181	$ 10,221	$ 10,182	$ 10,066	$ 10,046	$ 10,056	$ 10,000